Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Loans		$ 850,000
Interest rate		8.00%
Remaining loans amount		$ 550,000
Loans payable term		12 months
Repayment from related party	$ 111,900
Recognized interest income	17,100	16,000
Quleduo [Member]
Related Parties [Line Items]
Loans payable		300,000
Repayment from related party	111,900
Loan principal amount	756,100	850,000
Interest receivable	$ 15,100	$ 16,000